Loans and Allowance for Credit Losses, Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans [Abstract]
Unpaid principal balance	$ 30,244	$ 33,646
Impaired loans	25,408	28,070
Impaired loans with related allowance for credit losses	18,366	21,488
Related allowance for credit losses	3,970	5,009
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	5,238	7,346
Impaired loans	3,759	5,334
Impaired loans with related allowance for credit losses	3,489	4,947
Related allowance for credit losses	884	1,156
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,524	2,060
Impaired loans	926	1,311
Impaired loans with related allowance for credit losses	757	1,061
Related allowance for credit losses	240	228
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,190	4,269
Impaired loans	2,483	3,375
Impaired loans with related allowance for credit losses	2,405	3,264
Related allowance for credit losses	591	819
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	491	946
Impaired loans	331	615
Impaired loans with related allowance for credit losses	308	589
Related allowance for credit losses	45	101
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	33	71
Impaired loans	19	33
Impaired loans with related allowance for credit losses	19	33
Related allowance for credit losses	8	8
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	25,006	26,300
Impaired loans	21,649	22,736
Impaired loans with related allowance for credit losses	14,877	16,541
Related allowance for credit losses	3,086	3,853
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	21,324	22,450
Impaired loans	18,600	19,500
Impaired loans with related allowance for credit losses	12,433	13,896
Related allowance for credit losses	2,322	3,026
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,094	3,130
Impaired loans	2,534	2,582
Impaired loans with related allowance for credit losses	2,009	2,092
Related allowance for credit losses	653	681
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	338	431
Impaired loans	338	431
Impaired loans with related allowance for credit losses	338	431
Related allowance for credit losses	98	132
Automobile [Member]
Impaired Loans [Abstract]
Unpaid principal balance	190	245
Impaired loans	127	189
Impaired loans with related allowance for credit losses	55	95
Related allowance for credit losses	8	11
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	60	44
Impaired loans	50	34
Impaired loans with related allowance for credit losses	42	27
Related allowance for credit losses	$ 5	$ 3